Income taxes - Summary of Factors Affecting Income Tax Expense (Recovery) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Earnings (loss) from continuing operations before income tax	$ (466,129)	$ 792
Canadian statutory tax rate	27.00%	26.00%
Tax expense (recovery) on net income at Canadian statutory tax rate	$ (125,855)	$ 206
Items that cause an increase (decrease) in income tax expense:
Foreign income subject to different income tax rates than Canada	(17,498)	(11,792)
Reduction in Greek income tax rate	(24,968)	0
Non-tax effected operating losses	12,716	9,691
Non-deductible expenses and other items	14,923	10,002
Foreign exchange and other translation adjustments	36,837	6,289
Future and current withholding tax on foreign income dividends	20,000	5,297
Other	(2,653)	(310)
Income tax expense (recovery)	$ (86,498)	$ 19,383